Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 7,761	$ 9,054
Investments in mutual funds	145,635	167,844
Total assets	516,843	557,979
Derivative liabilities	4,526	9,918
Total liabilities	554,323	599,190
Fair value on recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	153,396	176,898
Total liabilities	25,036	52,173
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in mutual funds	145,635	167,844
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	560	1,424
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7,201	7,630
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	20,510	42,256
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	1,153	409
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	3,373	9,508
Fair value on recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	145,322	167,509
Fair value on recurring basis [member] | Level 1 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in mutual funds	145,322	167,509
Fair value on recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	8,074	9,389
Total liabilities	4,526	9,917
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in mutual funds	313	335
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	560	1,424
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7,201	7,630
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	1,153	409
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	3,373	9,508
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	20,510	42,256
Fair value on recurring basis [member] | Level 3 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 20,510	$ 42,256